Subsequent Events - Additional Information (Detail) ¥ in Thousands, R$ in Thousands, $ in Thousands	Jul. 02, 2020 BRL (R$)	Jul. 02, 2020 USD ($)	Jun. 30, 2020 JPY (¥)	Jun. 30, 2020 BRL (R$)
Major business combination [member] | Aeon Forest Co., Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of entity			¥ 2,623,000	R$ 133,275
Remittance to Subsidiary [Member] | Natura &Co International S.à r.l [Member]
Disclosure of non-adjusting events after reporting period [line items]
Resource remittance to subsidiary	R$ 252,334	$ 47,000